Cover	Sep. 02, 2021	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	Keros Therapeutics, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39264
Entity Tax Identification Number		81-1173868
Entity Address, Address Line One	1050 Waltham Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	314-6297
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	KROS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001664710
Amendment Flag	false